Consolidated Balance Sheet (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Amortized cost of trading securities, debt	$ 12,341,937	$ 10,468,937
Short-term investments, amortized cost	416,059	1,003,508
Equities, at cost	$ 847,066	$ 821,430
Common shares, par value	$ 0.00000001	$ 0.00000001
Common shares, shares issued	100,000,000	100,000,000
Common stock, shares outstanding	100,000,000	100,000,000
Preferred shares, par value per share	$ 1.00	$ 1.00
Preferred shares, shares issued	25,489,636	28,169,062
Preferred shares, shares outstanding	25,489,636	28,169,062
Aggregate liquidation value	$ 637,241	$ 704,227